Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax-George [Abstract]
Schedule of Income Tax Expense	The income tax expense of the company for the Relevant Periods is analyzed as follows:
Year ended December 31,
	2023	2024	2025
revised
	$’000	$’000	$’000
Current	—	—	—
Deferred	—	—	—
Total	—	—	—

Schedule of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rate to Tax Expense at Effective Tax Rate

A reconciliation of the tax expense applicable to loss before tax at the statutory rate to the tax expense at the effective tax rate is as follows:

	Year ended December 31,
	2023	2024	2025
	revised
	$’000	$’000	$’000
Loss before tax	(109,228)	(51,869)	(35,528)
Tax at the statutory tax rate (25%)	(27,307)	(12,967)	(8,882)
Foreign rate differential	15,111	3,349	1,193
Effect of adjustments for income tax rate (Note i)	—	—	(9,672)
Expenses not deductible for tax	126	92	153
Income not subject to tax (Note ii)	—	—	(850)
Additional deductible allowance for qualified research and development costs	(2,338)	(1,506)	(2,838)
Non tax-effective share-based payments	—	2,150	299
Others	—	—	21
Unrecognized deferred tax assets expires (Note i)	—	—	5,919
Unrecognized deferred tax assets	14,408	8,882	14,657
Current income tax expense	—	—	—
Tax charge at the Group’s effective rate	—	—	—

Note i: During 2025, Adlai Hangzhou ceased to qualify as a High and New Technology Enterprise and therefore is no longer eligible for the preferential income tax rate of 15%. As a result, the applicable statutory income tax rate increased, giving rise to the “Effect of adjustments for income tax rate” in the reconciliation of the effective tax rate. In addition, due to the change in tax status, the Group no longer expects to utilize certain tax losses within the prescribed carryforward period. Accordingly, deferred tax assets related to these tax losses have not been recognized, resulting in “Unrecognized deferred tax assets expires” in the reconciliation.

Note ii: Based on the Company’s assessment of the nature of the transactions during the financial year and with reference to the Singapore Income Tax Act, the revenue for the year is considered to be capital gain in nature. Accordingly, such income is not regarded as taxable income in Singapore and is treated as income not subject to tax.

Schedule of Deferred Tax Asset

A deferred tax asset has not been recognised for the following:

	Year ended December 31,
	2024	2025
	$’000	$’000
Deductible temporary differences	14,080	12,316
Unused tax losses	37,984	54,405
Total	52,064	66,721